Employee Benefit Liabilities, Net - Schedule of Principal Assumptions Underlying Defined Benefit Plan (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Assumptions Underlying Defined Benefit Plan [Abstract]
Discount rate of the plan liability	4.80%	5.40%	5.30%
Future salary increases	3.00%	3.00%	3.00%